Employee benefits - Summary of movement in reserve for employee termination benefits (Detail) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of defined benefit plans
Defined benefit plans provision at beginning of period	₺ 3,144,599	₺ 3,183,356
Service cost	493,572	646,459
Remeasurements	(1,161,825)	231,601
Interest expense	711,056	696,536
Benefit payments	(409,802)	(534,804)
Inflation adjustment	(703,008)	(1,078,549)
Defined benefit plans provision at end of period	₺ 2,074,592	₺ 3,144,599